INVENTORIES (Tables)	6 Months Ended
Jun. 30, 2026
Classes of current inventories [abstract]
Schedule of Inventories

Description	June 30, 2026 (Unaudited)	December 31, 2025

Maintenance materials and parts	1,121,058	1,000,881
Flight attendant, uniforms and others	22,767	25,288
Provision for loss	(47,944)	(53,637)

Total net	1,095,881	972,532

Schedule of Provision For Inventory Losses
The movement in the allowance for inventory losses is as follows:

Description	June 30, 2026 (Unaudited)	June 30, 2025 (Unaudited)

Balances at the beginning of the period	(53,637)	(53,553)
Movement, net	5,693	5,180

Balances at the end of the period	(47,944)	(48,373)